Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets (Detail)				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Amortizable intangible assets USD ($)	Dec. 31, 2014 Amortizable intangible assets CNY	Dec. 31, 2013 Amortizable intangible assets CNY
Finite-Lived Intangible Assets [Line Items]
Acquired game licenses				$ 23,680,116	146,925,649	155,465,964
Acquired game development cost				1,979,983	12,285,000	12,285,000
Less: Accumulated amortization				(8,983,429)	(55,738,585)	(33,135,637)
Impairment provision				(708,246)	(4,394,381)	(4,394,381)
Translation difference				(247,936)	(1,538,342)	(1,577,122)
Net book value of intangible assets subject to amortization	$ 15,720,488	97,539,341	128,643,824	$ 15,720,488	97,539,341	128,643,824